Matthews China Dividend Fund	September 30, 2020

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 94.5%
	Shares	Value

COMMUNICATION SERVICES: 19.8%
Interactive Media & Services: 7.7%
Tencent Holdings, Ltd.	389,600	$26,314,905

Diversified Telecommunication Services: 7.7%
HKBN, Ltd.	5,069,957	9,675,346
CITIC Telecom International Holdings, Ltd.	28,155,000	9,006,421
China Tower Corp., Ltd. H Shares[b,c]	42,721,136	7,432,575
		26,114,342

Entertainment: 4.4%
NetEase, Inc. ADR	20,800	9,457,136
BAIOO Family Interactive, Ltd.[b,c]	23,848,000	3,342,363
Cathay Media and Education Group, Inc.[b,c,d]	3,565,303	2,134,568
		14,934,067
Total Communication Services		67,363,314

CONSUMER DISCRETIONARY: 18.2%
Diversified Consumer Services: 5.5%
China Education Group Holdings, Ltd.[c]	5,073,000	9,333,420
Hope Education Group Co., Ltd.[b,c]	21,980,000	6,762,624
Neusoft Education Technology Co., Ltd.[d]	3,232,800	2,531,996
		18,628,040

Specialty Retail: 4.6%
Zhongsheng Group Holdings, Ltd.	1,439,000	9,052,050
Topsports International Holdings, Ltd.[b,c]	4,620,000	6,422,981
		15,475,031

Auto Components: 3.0%
Minth Group, Ltd.	2,344,000	10,235,643

Household Durables: 2.6%
Gree Electric Appliances, Inc. of Zhuhai A Shares	1,137,104	8,988,680

Leisure Products: 1.0%
Bafang Electric Suzhou Co., Ltd. A Shares	148,569	3,486,924

Textiles, Apparel & Luxury Goods: 1.0%
Nan Liu Enterprise Co., Ltd.	401,000	3,253,755

Hotels, Restaurants & Leisure: 0.5%
Shanghai Jin Jiang Capital Co., Ltd. H Shares	11,406,000	1,788,348
Total Consumer Discretionary		61,856,421

INDUSTRIALS: 11.0%
Machinery: 3.7%
Shanghai Mechanical and Electrical Industry Co., Ltd. B Shares	4,976,114	6,132,593
Leader Harmonious Drive Systems Co., Ltd. A Shares[d]	314,810	3,436,720
Guangzhou Guangri Stock Co., Ltd. A Shares	2,703,110	3,068,408
		12,637,721

Marine: 2.7%
SITC International Holdings Co., Ltd.	6,550,000	9,074,779

	Shares	Value

Transportation Infrastructure: 2.6%
Hainan Meilan International Airport Co., Ltd. H Shares[d]	841,000	$4,782,848
Guangdong Provincial Expressway Development Co., Ltd. B Shares	7,519,796	3,982,342
		8,765,190

Trading Companies & Distributors: 2.0%
BOC Aviation, Ltd.[b,c]	993,100	6,804,827
Total Industrials		37,282,517

INFORMATION TECHNOLOGY: 10.3%
Software: 5.6%
Shanghai Baosight Software Co., Ltd. B Shares	4,123,580	14,556,225
Kingdee International Software Group Co., Ltd.	1,668,000	4,350,650
		18,906,875

Semiconductors & Semiconductor Equipment: 2.5%
MediaTek, Inc.	396,000	8,390,833

Communications Equipment: 1.6%
Accton Technology Corp.	728,000	5,632,306

IT Services: 0.6%
Chindata Group Holdings, Ltd. ADR[d]	122,400	1,986,552
Total Information Technology		34,916,566

FINANCIALS: 7.0%
Capital Markets: 5.2%
China International Capital Corp., Ltd. H Shares[b,c,d]	4,848,400	11,276,175
China Everbright, Ltd.	4,622,000	6,217,456
		17,493,631

Insurance: 1.8%
Ping An Insurance Group Co. of China, Ltd. H Shares	597,000	6,197,366
Total Financials		23,690,997

REAL ESTATE: 6.0%
Real Estate Management & Development: 6.0%
KWG Group Holdings, Ltd.	5,894,000	10,150,967
Powerlong Commercial Management Holdings, Ltd.[c]	2,996,500	10,085,129
Total Real Estate		20,236,096

HEALTH CARE: 5.9%
Pharmaceuticals: 3.0%
Livzon Pharmaceutical Group, Inc. H Shares	2,220,400	10,191,515

Life Sciences Tools & Services: 2.9%
Pharmaron Beijing Co., Ltd. H Shares[b,c]	777,500	9,735,503
Total Health Care		19,927,018

CONSUMER STAPLES: 5.7%
Beverages: 3.0%
Tsingtao Brewery Co., Ltd. H Shares	1,262,000	10,326,843

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Matthews China Dividend Fund	September 30, 2020

Schedule of Investments[a] (unaudited) (continued)

COMMON EQUITIES (continued)
	Shares	Value
Food Products: 2.7%
WH Group, Ltd.[b,c]	11,073,500	$9,032,731
Total Consumer Staples		19,359,574

MATERIALS: 4.6%
Construction Materials: 3.0%
Huaxin Cement Co., Ltd. B Shares	4,577,692	10,428,600

Containers & Packaging: 1.6%
Greatview Aseptic Packaging Co., Ltd.	13,953,000	5,366,819
Total Materials		15,795,419

ENERGY: 4.2%
Oil, Gas & Consumable Fuels: 4.2%
China Suntien Green Energy Corp., Ltd. H Shares[d]	32,695,000	8,500,337
China Petroleum & Chemical Corp. H Shares	14,440,000	5,830,415
Total Energy		14,330,752

UTILITIES: 1.8%
Gas Utilities: 1.8%
Kunlun Energy Co., Ltd.	9,298,000	6,139,676
Total Utilities		6,139,676

TOTAL INVESTMENTS: 94.5%		320,898,350
(Cost $267,013,578)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 5.5%		18,673,728

NET ASSETS: 100.0%		$339,572,078

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2020, the aggregate value is $62,944,347, which is 18.54% of net assets.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

d	Non-income producing security.

ADR	American Depositary Receipt

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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